                           FIRST AMERICAN FUNDS, INC.
                    PROSPECTUS SUPPLEMENT DATED JULY 2, 2003

                            ------------------------

              THIS SUPPLEMENT UPDATES THE FOLLOWING PROSPECTUSES:

     FIRST AMERICAN MONEY MARKET FUNDS CLASS A, CLASS B, AND CLASS C SHARES
                       PROSPECTUS DATED DECEMBER 1, 2002

                FIRST AMERICAN MONEY MARKET FUNDS CLASS D SHARES
                       PROSPECTUS DATED DECEMBER 1, 2002

                FIRST AMERICAN MONEY MARKET FUNDS CLASS I SHARES
                       PROSPECTUS DATED DECEMBER 1, 2002

                FIRST AMERICAN MONEY MARKET FUNDS CLASS S SHARES
                       PROSPECTUS DATED DECEMBER 1, 2002

                FIRST AMERICAN MONEY MARKET FUNDS CLASS Y SHARES
                       PROSPECTUS DATED DECEMBER 1, 2002

            FIRST AMERICAN MONEY MARKET FUNDS--TREASURY RESERVE FUND
                       PROSPECTUS DATED DECEMBER 1, 2002

THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                            ------------------------

OHIO TAX FREE OBLIGATIONS FUND:

Shares of Ohio Tax Free Obligations Fund will not be offered to new investors after July 9, 2003. However, investors holding shares of the fund on that date may purchase additional shares thereafter.

GOVERNMENT OBLIGATIONS FUND, PRIME OBLIGATIONS FUND, TREASURY OBLIGATIONS FUND AND TREASURY RESERVE FUND:

The following changes modify the Prospectus with respect to the Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund:

Please note that in order for shares of Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund to be purchased, sold or exchanged at that day's price, the funds must receive purchase orders, redemption requests or exchange orders by 3:30 p.m. Central Time. If you are purchasing, redeeming or exchanging shares through your investment professional or financial institution, they may specify an earlier time by which they must receive your request in order to assure same day pricing.

FAF

      NOT FDIC INSURED               NO BANK GUARANTEE               MAY LOSE VALUE

If you have any questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.
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                           FIRST AMERICAN FUNDS, INC.

                 STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               DATED JULY 2, 2003
                            ------------------------

THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED DECEMBER 1, 2002. THIS SUPPLEMENT AND THE SAI CONSTITUTE A CURRENT SAI. TO REQUEST A COPY OF THE SAI, PLEASE CALL 800-677-FUND.

                            ------------------------

The following paragraph replaces the first paragraph under the heading "ADDITIONAL INFORMATION ABOUT SELLING SHARES - By Telephone" on page 32.

A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution to be assured same day processing. Redemption requests must be transmitted to and received by the Funds by 3:30 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund), by 11:30 a.m. Central Time (for Tax Free Obligations Fund) and by 9:00 a.m. Central Time (for Ohio Tax Free Obligations Fund), for same day processing. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Redemptions processed by 3:30 p.m. Central Time (for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and Treasury Reserve Fund), by 11:30 a.m. Central Time (for Tax Free Obligations Fund) and by 9:00 a.m. Central Time (for Ohio Tax Free Obligations
Fund) will not receive that day's dividend. Redemption requests placed after that respective time will earn that day's dividend, but will generally not receive proceeds until the following day.

FAF SAI

      NOT FDIC INSURED               NO BANK GUARANTEE               MAY LOSE VALUE

If you have any questions regarding this SAI supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.